Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Member]
Schedule of Major Related Parties of the Company and Their Relationships

The table below sets forth major related parties of the Company and their relationships with the Company:

Entity or individual name	Relationship with the Company
Mr. Hui Xu	Shareholder, director, and Chief Executive officer of the Company
Ms. Wei Wang	Shareholder of the Company, wife of Mr. Hui Xu
Mr. Chenhan Xu	Shareholder of the Company
Mr. Bo Ren	Chief Financial Officer of the Company
Mr. Pengcheng Wan	Executive Officer of Net Plastic New Material
Mr. Jian Huang	Chief Technology Officer
Zhongguang Yiyun Supply Chain Group Co., Ltd. (“Yiyun Group”)	Former shareholder of Net Plastic Technology and directly controlled by Chenhan Xu, a shareholder of the Company and son of Mr. Hui Xu, the Company’s Chief Executive Officer, director, and shareholder
Shanghai Zhongguang Yiyun Supply Chain Management Co., Ltd (“Zhongguang Yiyun”)	Directly controlled by Chenhan Xu
Zhejiang Xinju Baisuo Supply Chain Management Co., Ltd. (“Zhejiang Xinju”)	Directly controlled by Hui Xu
Ningbo Lisu Technology Service Partnership (Limited Partnership) (“Lisu LP”)	Directly controlled by Ms. Wei Wang, wife of Mr. Hui Xu
Taiqian County Jusu Enterprise Management Partnership (Limited Partnership) (“Jusu LP”)	Directly controlled by Mr Pengcheng Wan, the Executive Officer of Net Plastic New Material
The Company entered the following related party transactions:
	For the Fiscal Year Ended June 30,
	2025	2024	2023
Sales to related party
Zhejiang Xinju	$-	$-	$2,647,129
Total sales to related party	$-	$-	$2,647,129
Purchase from related parties
Zhongguang Yiyun	2,015,752	-	-
Zhejiang Xinju	-	4,987,246	7,569,836
Total purchase from related parties	$2,015,752	$4,987,246	$7,569,836